TRADE AND OTHER PAYABLES (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables Details
Trade payables	$ 32,276	$ 63,279
Accrued liabilities	90,000	66,000
Trade and other payables	$ 122,276	$ 129,278